Derivative Instruments - Schedule of Certain Information Related to the Company's Foreign Currency Forward Derivative Instruments (Details)
€ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 DKK (kr)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 NZD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NZD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount											$ 2,450,000
Gross Amount of Recognized Assets	$ 1,284,328										667,221
Gross Amount of Recognized Liabilities	$ (1,307,195)										$ (658,715)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		¥ 2,121,107										kr 910,877
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets		20,497										307,682
Gross Amount of Recognized Liabilities		¥ (19,540)										(305,484)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount			kr 663,462										€ 101,075
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets			66,170										104,738
Gross Amount of Recognized Liabilities			(65,756)										(103,498)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount				€ 271,859										£ 70,493
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €				301,662
Gross Amount of Recognized Liabilities | €				(308,489)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £														89,788
Gross Amount of Recognized Liabilities | £														(88,011)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €				243,266									65,111
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €				282,437
Gross Amount of Recognized Liabilities | €				(289,770)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €													69,497
Gross Amount of Recognized Liabilities | €													€ (68,083)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount					£ 209,269										$ 33,593
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £					254,700
Gross Amount of Recognized Liabilities | £					(260,480)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets															25,013
Gross Amount of Recognized Liabilities															(24,034)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount						$ 170,803									30,622
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets						135,811
Gross Amount of Recognized Liabilities						(137,898)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets															21,367
Gross Amount of Recognized Liabilities															$ (21,334)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | £					88,941									28,842
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £					117,531
Gross Amount of Recognized Liabilities | £					(119,271)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | £														36,242
Gross Amount of Recognized Liabilities | £														£ (36,023)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | kr			47,388									27,017
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | kr			4,513
Gross Amount of Recognized Liabilities | kr			kr (4,696)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | kr												2,502
Gross Amount of Recognized Liabilities | kr												kr (2,374)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount					37,090											$ 9,518
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets					49,790											6,165
Gross Amount of Recognized Liabilities					£ (49,632)											(5,917)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount							kr 29,850									4,057
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | kr							4,773
Gross Amount of Recognized Liabilities | kr							kr (4,822)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets																2,684
Gross Amount of Recognized Liabilities																$ (2,520)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount						23,894											$ 2,520
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets						17,161
Gross Amount of Recognized Liabilities						$ (17,442)
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets																	1,543
Gross Amount of Recognized Liabilities																	$ (1,437)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €				13,416
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | €				16,256
Gross Amount of Recognized Liabilities | €				€ (16,264)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount								$ 9,518
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets								6,165
Gross Amount of Recognized Liabilities								(6,327)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount								5,725
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets								3,769
Gross Amount of Recognized Liabilities								$ (3,812)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount									$ 4,176
Foreign currency forward contract | Other Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets									2,622
Gross Amount of Recognized Liabilities									$ (2,524)
Foreign currency forward contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | SFr										SFr 373
Foreign currency forward contract | Accounts Payable and Accrued Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Amount of Recognized Assets | SFr										471
Gross Amount of Recognized Liabilities | SFr										SFr (472)